UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$183,107,180

(Cost $152,744,441)

Airlines 1.02%		1,859,381

China Southern Airlines Co., Ltd. (China) (I)	4,000,000	1,859,381

Apparel, Accessories & Luxury Goods 0.19%		351,387

Glorious Sun Enterprises Ltd. (Hong Kong)	700,000	351,387

Application Software 0.31%		570,861

Kingdee International Software Group Co., Ltd. (China)	1,044,000	570,861

Asset Management & Custody Banks 0.91%		1,663,740

iShares MSCI Taiwan Index Fund (Taiwan)	117,000	1,663,740

Auto Parts & Equipment 0.10%		188,281

Zhejiang Shibao Co., Ltd. (China) (I)	1,690,000	188,281

Automobile Manufacturers 1.71%		3,138,730

Denway Motors Ltd. (Hong Kong)	7,450,000	3,138,730

Commodity Chemicals 0.88%		1,604,497

Sinopec Shanghai Petrochemical Co., Ltd. (China)	3,280,000	1,604,497

Communications Equipment 0.93%		1,710,180

ZTE Corp. (China)	379,400	1,710,180

Computer Storage & Peripherals 0.96%		1,766,473

TPV Technology Ltd. (Hong Kong)	2,856,000	1,766,473

Construction & Engineering 3.52%		6,453,421

Baoye Group Co., Ltd. (China)	1,064,000	1,861,205
China Communications Construction Co., Ltd. (China) (I)	2,036,000	2,317,829
COSCO International Holdings Ltd. (Hong Kong)	5,960,000	2,274,387

Construction Materials 0.49%		890,813

Anhui Conch Cement Co., Ltd. (China)	264,000	890,813

Consumer Electronics 0.29%		528,366

Fujikon Industrial Holdings Ltd. (Hong Kong)	2,318,000	528,366

Distributors 1.31%		2,394,786

China Resources Enterprise Ltd. (Hong Kong)	580,000	1,808,543
Huabao International Holdings Ltd. (Hong Kong)	1,050,000	586,243

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Diversified Banks 19.16%		35,078,683

Bank of China Ltd. (China) (I)	15,391,000	7,607,745
Bank of Communications Co., Ltd. (China)	1,954,000	2,109,376
Bank of East Asia Ltd. (Hong Kong)	792,400	4,551,020
China Construction Bank (China)	14,850,000	8,747,543
China Merchants Bank Co., Ltd. (China) (I)	779,000	1,679,892
CITIC International Financial Holdings Ltd. (Hong Kong)	2,950,000	2,470,595
Industrial & Commercial Bank of China (China) (I)	13,640,000	7,912,512

Diversified Metals and Mining 0.73%		1,328,453

Hunan Non-Ferrous Metal Corp., Ltd. (China) (I)	2,326,000	1,328,453

Diversified REIT's 1.41%		2,589,073

GZI Real Estate Investment Trust (Hong Kong)	6,522,000	2,589,073

Electronic Equipment Manufacturers 1.67%		3,065,257

Au Optronics Corp., American Depositary Receipt (ADR) (Taiwan)	51,500	691,645
Kingboard Chemical Holdings Ltd. (Hong Kong)	342,000	1,408,020
Yorkey Optical International Cayman Ltd. (Hong Kong)	2,878,000	965,592

Fertilizers & Agricultural Chemicals 0.82%		1,498,774

Century Sunshine Ecological Technology Holdings Ltd. (Hong Kong)	7,700,000	1,498,774

Footwear 1.85%		3,390,923

Hongguo International Holdings Ltd. (China) (I)	2,149,000	1,608,376
Prime Success International Group Ltd. (Hong Kong)	1,600,000	1,782,547

Forest Products 0.40%		732,344

Sino-Forest Corp. (Canada) (I)	90,900	732,344

Gas Utilities 0.91%		1,662,686

Xinao Gas Holdings Ltd. (China)	600,000	560,888
Zhengzhou Gas Co., Ltd. (China)	9,560,000	1,101,798

Health Care Supplies 0.22%		405,929

Shandong Weigao Group Medical Polymer Co., Ltd. (China)	312,000	405,929

Heavy Electrical Equipment 1.60%		2,936,746

Harbin Power Equipment Co., Ltd. (China)	2,636,000	2,936,746

Highways & Railtracks 3.34%		6,111,371

Anhui Expressway Co., Ltd. (China)	1,962,000	1,680,842
Road King Infrastructure Ltd. (Hong Kong)	2,396,000	3,737,110
Zhejiang Expressway Co., Ltd. (China)	898,000	693,419

Home Furnishings 0.24%		434,304

Kasen International Holdings Ltd. (China)	2,975,000	434,304

Hotels, Resorts & Cruise Lines 0.75%		1,371,153

China Travel International Investment Hong Kong Ltd. (Hong Kong)	3,140,000	1,371,153

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Hypermarkets & Super Centers 1.30%		2,380,461

Lianhua Supermarket Holdings Co., Ltd. (China)	1,693,000	2,380,461

Independent Power Producers & Energy Traders 2.27%		4,155,913

China Power International Development Ltd. (Hong Kong)	5,259,000	2,848,691
China Resources Power Holdings Co., Ltd. (Hong Kong)	834,000	1,307,222

Industrial Conglomerates 1.45%		2,658,953

China Everbright International Ltd. (Hong Kong)	2,340,000	452,475
Citic Pacific Ltd. (Hong Kong)	630,000	2,206,478

Industrial Machinery 1.48%		2,702,070

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	1,310,000	768,314
Shanghai Prime Machinery Co. (China) (I)	4,840,000	1,933,756

Integrated Oil & Gas 9.51%		17,418,944

China Petroleum & Chemical Corp. (China)	2,790,000	2,333,024
PetroChina Co., Ltd. (China)	12,310,000	15,085,920

Integrated Telecommunication Services 3.10%		5,681,080

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	597,000	1,487,712
China Telecom Corp. Ltd. (China)	8,686,000	4,193,368

Internet Retail 0.31%		562,435

Shanghai Zendai Property Ltd. (Hong Kong) (I)	17,710,000	562,435

IT Consulting & Other Services 0.42%		774,704

Chinasoft International Ltd. (China)	2,110,000	518,783
SinoCom Software Group Ltd. (Hong Kong)	1,142,000	255,921

Life & Health Insurance 3.72%		6,802,876

China Life Insurance Co., Ltd. (China)	2,330,000	6,802,876

Marine Ports & Services 1.85%		3,396,516

China Merchants Holdings International Co., Ltd. (Hong Kong)	654,670	2,397,675
Cosco Pacific Ltd. (Hong Kong)	400,000	998,841

Office REIT's 1.15%		2,102,176

Champion Real Estate Investment Trust (Hong Kong) (I)	3,800,000	2,102,176

Oil & Gas Exploration & Production 4.47%		8,178,992

CNOOC Ltd. (Hong Kong)	9,619,000	8,178,992

Other Diversified Financial Services 1.17%		2,149,441

China Everbright Ltd. (Hong Kong) (I)	2,241,000	2,149,441

Packaged Foods & Meats 0.99%		1,805,521

China Fishery Group Ltd. (China)	333,000	918,890
China Yurun Food Group Ltd. (Hong Kong)	575,000	519,109

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

COFCO International Ltd. (Hong Kong)	350,000	367,522

Personal Products 0.47%		867,890

China Flavors & Fragrances Co., Ltd. (Hong Kong) (I)	2,060,000	867,890

Railroads 0.62%		1,135,050

Guangshen Railway Co., Ltd. (China)	1,898,000	1,135,050

Real Estate Management & Development 5.07%		9,283,303

China Overseas Land & Investment Ltd. (Hong Kong)	2,386,000	2,636,835
China Resources Land Ltd. (Hong Kong)	1,934,000	1,941,665
China Seven Star Shopping Ltd. (Hong Kong) (I)	11,700,000	973,870
Guangzhou Investment Co., Ltd. (Hong Kong)	4,560,000	1,051,088
Kerry Properties Ltd. (Hong Kong)	400,000	1,874,748
Shenzhen Investment Ltd. (Hong Kong)	528,000	215,012
Shimao Property Holdings Ltd. (China) (I)	384,000	590,085

Semiconductors 1.44%		2,630,461

Advanced Semiconductor Manufacturing Corp. (China) (I)	10,460,000	1,192,130
Solomon Systech International Ltd. (Hong Kong)	7,800,000	1,438,331

Technology Distributors 2.39%		4,383,800

Oriental Investment Corp., Ltd. (Hong Kong) (I)	16,840,000	1,617,354
Digital China Holdings Ltd. (Hong Kong)	7,606,800	2,766,446

Textiles 0.33%		596,957

Formosa Taffeta Co., Ltd. (Taiwan)	780,000	596,957

Wireless Telecommunication Services 10.77%		19,713,025

China Mobile (Hong Kong) Ltd. (Hong Kong)	2,150,000	19,713,025

Total investments (Cost $152,744,441) 100.00%		$183,107,180

John Hancock
Greater China Opportunities Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The cost of investments owned on January 31, 2007, including short-term investments, was $152,744,441. Gross unrealized appreciation and depreciation of investments aggregated $32,604,480 and $2,241,741, respectively, resulting in net unrealized appreciation of $30,362,739.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/07
3/07

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 75.00%		$122,109,766

(Cost $101,538,041)

Apparel, Accessories & Luxury Goods 3.55%		5,778,360

Coach, Inc. (I)	126,000	5,778,360

Apparel Retail 3.00%		4,880,000

Urban Outfitters, Inc. (I)(L)	200,000	4,880,000

Asset Management & Custody Banks 2.17%		3,525,810

Affiliated Managers Group, Inc. (I)(L)	31,650	3,525,810

Automotive Retail 3.05%		4,971,450

Advance Auto Parts, Inc.	131,000	4,971,450

Biotechnology 1.18%		1,918,865

Cephalon, Inc. (I)(L)	26,500	1,918,865

Broadcasting & Cable TV 3.01%		4,895,345

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)	344,500	4,895,345

Coal & Consumable Fuels 1.11%		1,808,310

Aventine Renewable Energy Holdings, Inc. (I)(L)	114,450	1,808,310

Communications Equipment 3.56%		5,805,000

Comverse Technology, Inc. (I)	300,000	5,805,000

Computer Storage & Peripherals 1.87%		3,051,180

SanDisk Corp. (I)	75,900	3,051,180

Construction & Farm Machinery 3.24%		5,280,000

Oshkosh Truck Corp. (L)	100,000	5,280,000

Diversified Commercial Services 2.74%		4,455,162

Sotheby's	120,150	4,455,162

Electrical Components & Equipment 2.45%		3,997,840

Roper Industries, Inc.	77,000	3,997,840

Electronic Manufacturing Services 1.31%		2,130,312

Jabil Circuit, Inc. (I)	88,800	2,130,312

Health Care Services 1.92%		3,119,571

PDL BioPharma, Inc. (I)(L)	152,100	3,119,571

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Health Care Supplies 3.46%		5,637,480

Gen-Probe, Inc. (I)	109,000	5,637,480

Hotels, Resorts & Cruise Lines 2.77%		4,505,760

Starwood Hotels & Resorts Worldwide, Inc.	72,000	4,505,760

Household Appliances 1.70%		2,766,991

iRobot Corp. (I)(L)	151,450	2,766,991

Leisure Products 4.02%		6,543,761

Jarden Corp. (I)(L)	178,450	6,543,761

Metal & Glass Containers 2.99%		4,866,435

Crown Holdings, Inc. (I)	220,500	4,866,435

Oil & Gas Drilling 2.22%		3,611,770

ENSCO International, Inc.	71,000	3,611,770

Oil & Gas Equipment & Services 3.47%		5,646,780

BJ Services Co.	71,000	1,963,860
Grant Prideco, Inc. (I)	94,000	3,682,920

Oil & Gas Exploration & Production 5.41%		8,816,874

Pinnacle Gas Resources, Inc. (I)(S)	300,000	3,300,000
Toreador Resources Corp. (I)	205,700	5,516,874

Semiconductor Equipment 4.77%		7,769,410

MEMC Electronic Materials, Inc. (I)	106,650	5,588,460
Varian Semiconductor Equipment Associates, Inc. (I)(L)	53,000	2,180,950

Semiconductors 5.65%		9,204,335

RF Micro Devices, Inc. (I)	529,000	4,083,880
Trident Microsystems, Inc. (I)(L)	245,350	5,120,455

Soft Drinks 2.81%		4,570,800

Hansen Natural Corp. (I)(L)	120,000	4,570,800

Systems Software 1.57%		2,552,165

Quality Systems, Inc. (I)(L)	60,150	2,552,165

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 25.00%			$40,711,853

(Cost $40,711,853)

Joint Repurchase Agreement 1.23%			2,014,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 1-31-07, due 2-1-07 (Secured by U.S.
Treasury Inflation Indexed Notes 2.000%, due 1-15-16, 2.375%, due
4-15-11, 2.500%, due 7-15-16, and 3.625%, due 1-15-08). Maturity
value: $2,014,292	5.220	2,014	2,014,000

		Shares
Cash Equivalents 23.77%			38,697,853

AIM Cash Investment Trust (T)		38,698	38,697,853

Total investments (Cost $142,249,894) 100.00%			$162,821,619

John Hancock
Mid Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,300,000 or 2.03% of the Fund's total investments as of January 31, 2007.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $142,249,894. Gross unrealized appreciation and depreciation of investments aggregated $27,453,017 and $6,881,292, respectively, resulting in net unrealized appreciation of $20,571,725.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390Q1 1/07
3/07

John Hancock
MUTUAL FUNDS

John Hancock International Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 94.57%		$117,583,293

(Cost $95,993,801)

Australia 1.43%		1,783,038

CSL Ltd. (Biotechnology)	33,154	1,783,038

Canada 3.51%		4,360,841

Aur Resources, Inc. (Diversified Metals & Mining)	32,100	617,580
HudBay Minerals, Inc. (Diversified Metals & Mining) (I)	35,600	657,472
Inmet Mining Corp. (Diversified Metals & Mining)	12,200	629,327
Rogers Communications, Inc. (Class B) (Wireless
Telecommunication Services)	42,000	1,295,154
Teck Cominco Ltd. (Class B) (Diversified Metals & Mining)	15,800	1,161,308

China 2.62%		3,260,873

China Communications Construction Co., Ltd. (Construction &
Engineering) (I)	1,598,000	1,819,199
Foxconn International Holdings Ltd. (Communications
Equipment) (I)	284,000	849,194
Suntech Power Holding Co., Ltd., American Depositary Receipt
(ADR) (Electrical Components & Equipment) (I)	16,100	592,480

Denmark 1.11%		1,375,673

FLSmidth & Co., A/S (Construction & Engineering)	21,050	1,375,673

France 11.29%		14,034,151

Alstom (Heavy Electrical Equipment) (I)	21,368	2,601,736
BNP Paribas SA (Diversified Banks)	21,930	2,437,914
Lafarge SA (Construction Materials)	18,993	2,899,955
Total SA (Integrated Oil & Gas)	27,128	1,826,027
Vallourec SA (Industrial Machinery)	4,304	1,109,059
Veolia Environnment SA (Multi-Utilities)	45,235	3,159,460

Germany 7.27%		9,046,273

Deutsche Postbank AG (Diversified Banks)	18,308	1,570,400
Fresenius AG (Health Care Equipment)	6,325	1,331,729
Hypo Real Estate Holding AG (Thrifts & Mortgage Finance)	18,015	1,180,312
IVG Immobilien AG (Real Estate Management & Development)	42,800	1,928,224
Puma AG Rudolf Dassler Sport (Footwear)	2,561	927,850
Solarworld AG (Electrical Components & Equipment)	8,894	688,700
Stada Arzneimittel AG (Pharmaceuticals)	24,640	1,419,058

Hong Kong 3.05%		3,787,931

Hutchison Telecommunications International Ltd. (Wireless
Telecommunication Services) (I)	640,000	1,540,776

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Melco International Development Ltd. (Industrial
Conglomerates) (I)	750,000	1,586,621
Nine Dragons Paper Holdings Ltd. (Paper Products)	389,000	660,534

Ireland 4.93%		6,127,230

Bank of Ireland (Diversified Banks)	90,293	2,012,329
C&C Group Plc (Distillers & Vintners)	71,155	1,052,222
Kingspan Group Plc (Building Products)	121,678	3,062,679

Italy 2.90%		3,608,114

Intesa Sanpaolo SpA (Diversified Banks) (I)	157,858	1,186,669
UniCredito Italiano SpA (Diversified Banks)	262,456	2,421,445

Japan 22.39%		27,836,695

ASICS Corp. (Footwear)	94,000	1,080,969
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	63,000	1,408,854
Fuji Electric Holdings Co., Ltd. (Electrical Components &
Equipment)	237,000	1,112,897
Haseko Corp. (Homebuilding) (I)	397,000	1,526,166
Isetan Co., Ltd. (Department Stores)	85,300	1,600,785
Japan Steel Works Ltd. (The) (Industrial Machinery)	80,000	661,376
Japan Tobacco, Inc. (Tobacco)	544	2,608,466
Mitsubishi Estate Co., Ltd. (Real Estate Management &
Development)	94,000	2,681,052
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	160	1,931,217
Mitsui & Co., Ltd. (Trading Companies & Distributors)	70,000	1,115,741
Nippon Electric Glass Co., Ltd. (Electronic Equipment
Manufacturers)	71,000	1,690,476
Nomura Holdings, Inc. (Investment Banking & Brokerage)	71,700	1,455,221
Sumitomo Mitsubishi Silicon Corp. (Semiconductors)	71,200	2,566,402
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	123	1,250,744
Tokuyama Corp. (Specialty Chemicals)	83,000	1,327,753
Toyota Motor Corp. (Automobile Manufacturers)	39,700	2,609,251
Yakult Honsha Co., Ltd. (Packaged Foods & Meats)	42,400	1,209,325

Luxembourg 4.08%		5,068,126

Millicom International Cellular SA (Wireless Telecommunication
Services) (I)	36,400	2,418,416
Stolt Offshore SA (Oil & Gas Equipment & Services) (I)	77,200	1,491,442
Tenaris SA, ADR (Oil & Gas Equipment & Services)	24,400	1,158,268

Mexico 1.09%		1,356,653

Fomento Economico Mexicano SA de CV (Soft Drinks)	26,100	312,044
Fomento Economico Mexicano SA de CV, ADR (Soft Drinks)	8,700	1,044,609

Norway 2.27%		2,821,517

Telenor ASA (Integrated Telecommunication Services)	106,200	2,144,958
TGS Nopec Geophysical Co. ASA (Oil & Gas Equipment &
Services) (I)	33,300	676,559

Portugal 1.21%		1,506,083

Banco Espirito Santo SA (Diversified Banks)	78,684	1,506,083

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Singapore 1.43%		1,775,406

DBS Group Holdings Ltd. (Diversified Banks)	124,000	1,775,406

South Korea 0.47%		588,741

Hyundai Engineering & Construction Co., Ltd. (Construction &
Engineering) (I)	11,500	588,741

Sweden 3.45%		4,288,939

Boliden AB (Diversified Metals & Mining)	55,500	1,286,428
Modern Times Group MTG AB (B Shares) (Broadcasting & Cable TV)	25,900	1,633,723
SSAB Svenskt Stal AB (Series A) (Steel)	56,600	1,368,788

Switzerland 10.75%		13,361,807

ABB Ltd. (Heavy Electrical Equipment)	85,807	1,512,866
Compagnie Financiere Richemont AG (Apparel, Accessories &
Luxury Goods)	31,136	1,731,719
Nestle SA (Packaged Foods & Meats)	4,408	1,611,757
Nobel Biocare Holding AG (Health Care Equipment)	3,997	1,318,933
Panalpina Welttransport Holding AG (Air Freight & Logistics)	13,911	2,045,735
Roche Holding AG (Pharmaceuticals)	20,226	3,788,120
UBS AG (Diversified Capital Markets)	21,695	1,352,677

United Kingdom 8.59%		10,682,702

ARM Holdings Plc (Semiconductors)	265,037	630,322
Barclays Plc (Diversified Banks)	146,487	2,121,828
BT Group Plc (Integrated Telecommunication Services)	484,277	2,900,646
International Power Plc (Independent Power Producers & Energy
Traders)	394,924	2,784,819
Scottish & Newcastle Plc (Brewers)	57,624	612,467
Shire Plc (Pharmaceuticals)	78,097	1,632,620

United States 0.73%		912,500

Southern Copper Corp. (Diversified Metals & Mining)	14,600	912,500

Issuer	Shares	Value
Warrants 2.34%		$2,908,984

(Cost $2,225,172)

India 1.08%		1,338,084

Bharti Tele-Ventures Ltd. (Integrated Telecommunication
Services) (B)(I)(R)	83,368	1,338,084

Taiwan 1.26%		1,570,900

Hon Hai Precision Industry Co., Ltd. (Electronic Equipment
Manufacturers) (I)(R)	230,000	1,570,900

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.09%			$3,838,000

(Cost $3,838,000)

Joint Repurchase Agreement 3.09%			3,838,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald & Co. — Dated 1-31-07 due 2-1-07 (secured
by U.S. Treasury Inflation Indexed Notes 2.000% due 1-15-16,
2.375% due 4-15-11, 2.500% due 7-15-16 and 3.625% due 1-15-08).
Maturity value: $3,838,557	5.220	3,838	3,838,000

Total investments (Cost $102,056,973)	100.00%		$124,330,277

John Hancock
International Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $1,338,084 or 1.08% of the Fund's total investments as of January 31, 2007.

(I) Non-income-producing security.

(R) Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $102,056,973. Gross unrealized appreciation and depreciation of investments aggregated $23,880,045 and $1,606,741, respectively, resulting in net unrealized appreciation of $22,273,304.

Footnotes to Schedule of Investments - Page 1

John Hancock
International Fund
Forward foreign currency exchange contracts
January 31, 2007 (unaudited)

	Principal amount
Currency	covered by contract	Expiration month	Depreciation

SELLS
Euro	$796,951	February 2007	$3,259

Forward foreign currency exchange contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Sub-Investment adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway
San Diego, CA 92101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Fund.

400Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007